Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	Apr. 26, 2018	May 31, 2017	May 31, 2016	Jan. 29, 2016	May 31, 2015
C000018356
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Fund, Class A Shares
Account Value	$ 271,490	$ 240,418	$ 190,733	$ 192,146	$ 195,993	$ 136,682	$ 129,214	$ 127,315		$ 110,705	$ 97,587		$ 100,000
C000018358
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Disciplined Equity Fund, Class A Shares
Account Value	$ 300,356	265,375	204,690	202,120	201,344	141,792	132,236	132,424		117,785	101,340		100,000
C000018357
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Index Fund, Class A Shares
Account Value	$ 325,474	286,573	223,835	218,618	224,776	157,662	140,175	135,526		118,329	100,760		100,000
C000134335
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Fund, Class A Shares
Account Value	$ 333,654	294,098	229,578	223,291	224,031	159,752	141,658	136,516		119,377	101,663		100,000
C000109763
Account Value [Line Items]
Line Graph and Table Measure Name	Extended Market Index Fund, Class A Shares
Account Value	$ 234,575	213,479	171,173	176,662	217,765	133,775	128,772	133,154		112,287	94,338		100,000
C000018361
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Fund, Class A Shares
Account Value	$ 193,369	186,706	150,660	161,533	178,732	109,397	117,683	127,521		109,644	95,011		100,000
C000111997
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap II Fund, Class A Shares
Account Value	$ 203,413	202,052	164,337	172,354	193,952	113,562	119,790	128,780		107,341	93,935		100,000
C000018359
Account Value [Line Items]
Line Graph and Table Measure Name	Small/Mid Cap Equity Fund, Class A Shares
Account Value	$ 191,935	189,591	155,978	170,277	182,052	114,522	119,048	127,437		109,374	94,672		100,000
C000198133
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Equity Factor Allocation Fund, Class A Shares
Account Value	$ 240,061	207,463	161,796	162,724	162,555	110,927	103,470	101,700	$ 100,000
C000036888
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Managed Volatility Fund, Class A Shares
Account Value	$ 234,903	206,199	176,284	183,158	174,913	136,008	136,426	127,384		118,160	103,715		100,000
C000160603
Account Value [Line Items]
Line Graph and Table Measure Name	Global Managed Volatility Fund, Class A Shares
Account Value	$ 234,911	199,406	172,137	173,207	166,147	134,069	135,538	131,415		122,350	107,800	$ 100,000
C000018354
Account Value [Line Items]
Line Graph and Table Measure Name	World Equity Ex-US Fund, Class A Shares
Account Value	$ 178,980	155,749	130,104	134,779	154,088	106,724	107,802	116,346		104,253	87,398		100,000
C000054521
Account Value [Line Items]
Line Graph and Table Measure Name	Screened World Equity Ex-US Fund, Class A Shares
Account Value	$ 208,859	182,133	154,436	158,475	178,040	119,864	119,662	128,074		113,096	91,216		100,000
C000030145
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund, Class A Shares
Account Value	$ 171,048	153,441	129,313	135,882	156,498	101,393	106,886	119,542		106,386	87,474		100,000
C000039813
Account Value [Line Items]
Line Graph and Table Measure Name	Opportunistic Income Fund, Class A Shares
Account Value	$ 147,228	137,523	125,267	119,936	121,112	113,088	113,340	109,088		105,541	100,929		100,000
C000018355
Account Value [Line Items]
Line Graph and Table Measure Name	Core Fixed Income Fund, Class A Shares
Account Value	$ 120,922	114,188	112,397	114,881	125,584	124,339	112,852	105,745		105,558	102,974		100,000
C000018352
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Bond Fund, Class A Shares
Account Value	$ 171,263	156,195	139,081	140,769	145,259	118,213	122,795	116,597		112,559	97,833		100,000
C000112815
Account Value [Line Items]
Line Graph and Table Measure Name	Long Duration Fund, Class A Shares
Account Value	$ 121,257	118,281	118,822	126,158	147,837	149,019	123,312	111,884		110,865	106,186		100,000
C000018351
Account Value [Line Items]
Line Graph and Table Measure Name	Long Duration Credit Fund, Class A Shares
Account Value	$ 123,410	120,283	119,023	125,729	147,445	146,675	123,807	113,063		112,342	107,374		100,000
C000096276
Account Value [Line Items]
Line Graph and Table Measure Name	Ultra Short Duration Bond Fund, Class A Shares
Account Value	$ 127,179	120,397	113,488	110,655	112,022	110,420	107,781	104,524		102,781	101,008		100,000
C000018353
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund, Class A Shares
Account Value	$ 132,466	120,429	108,742	107,436	127,367	113,676	113,364	111,544		110,199	98,229		100,000
C000036889
Account Value [Line Items]
Line Graph and Table Measure Name	Real Return Fund, Class A Shares
Account Value	$ 130,721	122,093	117,116	119,618	117,201	109,323	105,683	102,776		102,287	100,521		100,000
C000144225
Account Value [Line Items]
Line Graph and Table Measure Name	Limited Duration Bond Fund, Class A Shares
Account Value	$ 123,523	116,277	111,309	110,387	113,575	111,463	107,029	103,321		102,492	101,263		100,000
C000150792
Account Value [Line Items]
Line Graph and Table Measure Name	Intermediate Duration Credit Fund, Class A Shares
Account Value	$ 127,367	120,678	116,445	118,483	131,002	128,059	115,378	107,830		107,681	104,162		100,000
C000081914
Account Value [Line Items]
Line Graph and Table Measure Name	Dynamic Asset Allocation Fund, Class A Shares
Account Value	$ 324,011	279,727	221,396	221,894	215,421	148,349	132,630	131,649		118,789	99,678		100,000
C000102014
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset Real Return Fund, Class A Shares
Account Value	$ 130,615	125,392	116,891	124,409	107,437	94,103	97,399	97,366		95,979	96,806		100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 335,352	295,404	230,448	223,907	224,579	160,050	141,841	136,671		119,484	101,716		100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 335,352	295,404	230,448	223,907	224,579	160,050	141,841	136,671		119,484	101,716		100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 335,352	295,404	230,448	223,907	224,579	160,050	141,841	136,671		119,484	101,716		100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 335,352	295,404	230,448	223,907	224,579	160,050	141,841	136,671		119,484	101,716		100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 335,352	295,404	230,448	223,907	224,579	160,050	141,841	136,671		119,484	101,716		100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 335,352	295,404	230,448	223,907	224,579	160,050	141,841	136,671		119,484	101,716		100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 335,352	295,404	230,448	223,907	224,579	160,050	141,841	136,671		119,484	101,716		100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 335,352	295,404	230,448	223,907	224,579	160,050	141,841	136,671		119,484	101,716		100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 249,524	219,800	171,469	166,601	167,102	119,088	105,539	101,692	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 335,352	295,404	230,448	223,907	224,579	160,050	141,841	136,671		119,484	101,716		100,000
MSCI ACWI ex USA Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Account Value	$ 207,318	182,256	156,117	158,342	180,770	126,611	131,112	139,868		127,533	107,857	100,000
MSCI ACWI ex USA Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Account Value	$ 170,319	149,729	128,255	130,083	148,508	104,015	107,713	114,906		104,772	88,608		100,000
MSCI ACWI ex USA Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Account Value	$ 170,319	149,729	128,255	130,083	148,508	104,015	107,713	114,906		104,772	88,608		100,000
MSCI ACWI ex USA Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Account Value	$ 170,319	149,729	128,255	130,083	148,508	104,015	107,713	114,906		104,772	88,608		100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,957	109,954	108,537	110,914	120,850	121,342	110,900	104,229		104,621	102,995		100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,957	109,954	108,537	110,914	120,850	121,342	110,900	104,229		104,621	102,995		100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,957	109,954	108,537	110,914	120,850	121,342	110,900	104,229		104,621	102,995		100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,957	109,954	108,537	110,914	120,850	121,342	110,900	104,229		104,621	102,995		100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,957	109,954	108,537	110,914	120,850	121,342	110,900	104,229		104,621	102,995		100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,957	109,954	108,537	110,914	120,850	121,342	110,900	104,229		104,621	102,995		100,000
Bloomberg Global Aggregate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD)
Account Value	$ 109,779	102,564	101,777	106,549	122,769	117,519	111,293	107,957		106,129	105,320		100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,957	109,954	108,537	110,914	120,850	121,342	110,900	104,229		104,621	102,995		100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,957	109,954	108,537	110,914	120,850	121,342	110,900	104,229		104,621	102,995		100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,957	109,954	108,537	110,914	120,850	121,342	110,900	104,229		104,621	102,995		100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 335,352	295,404	230,448	223,907	224,579	160,050	141,841	136,671		119,484	101,716		100,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 115,957	109,954	108,537	110,914	120,850	121,342	110,900	104,229		104,621	102,995		100,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 327,027	287,539	224,627	219,261	225,363	157,970	140,371	135,668		118,388	100,776		100,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 327,027	287,539	224,627	219,261	225,363	157,970	140,371	135,668		118,388	100,776		100,000
Russell Small Cap Completeness Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Small Cap Completeness Index (USD)
Account Value	$ 233,721	212,290	170,521	176,006	217,126	133,351	128,435	132,983		112,194	94,235		100,000
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Account Value	$ 190,139	187,911	156,443	164,123	197,536	120,036	124,310	136,672		113,172	94,027		100,000
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Account Value	$ 190,139	187,911	156,443	164,123	197,536	120,036	124,310	136,672		113,172	94,027		100,000
Russell 2500 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index (USD)
Account Value	$ 212,386	205,232	168,633	178,138	201,558	125,619	126,634	132,307		111,848	95,700		100,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 238,046	210,440	164,944	161,654	167,837	116,625	104,631	102,083	$ 100,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 316,484	279,781	219,293	214,920	223,141	155,054	139,107	135,720		117,954	100,223		100,000
MSCI USA Minimum Volatility (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Minimum Volatility (NR) (USD)
Account Value	$ 258,899	226,119	193,295	196,217	191,829	160,572	151,505	132,679		122,950	108,897		100,000
MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)
Account Value	$ 263,440	232,274	195,650	199,381	195,073	154,442	147,894	132,954		122,326	107,178		100,000
MSCI World Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net) (USD)
Account Value	$ 290,655	255,596	204,608	200,456	210,598	149,758	140,229	140,637		126,055	108,273	100,000
MSCI World Minimum Volatility Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Minimum Volatility Index (Net) (USD)
Account Value	$ 214,609	183,107	164,694	166,284	168,375	143,914	138,924	126,940		119,968	108,755	$ 100,000
MSCI EFM (Emerging+Frontier Markets) Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EFM (Emerging+Frontier Markets) Index (Net) (USD)
Account Value	$ 146,874	129,853	115,521	126,249	157,289	104,349	109,271	119,457		104,930	82,567		100,000
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index
Account Value	$ 123,449	117,555	111,439	108,068	108,000	107,699	105,253	102,645		101,205	100,375		100,000
ICE BofA U.S. High Yield Constrained Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index (USD)
Account Value	$ 161,818	148,082	133,187	133,413	140,441	121,984	121,616	115,424		112,837	99,116		100,000
70/30 Bloomberg U.S. Long Credit/U.S. Long Govt
Account Value [Line Items]
Line Graph and Table Measure Name	70/30 Bloomberg U.S. Long Credit/U.S. Long Govt
Account Value	$ 116,132	113,784	114,003	120,760	141,701	144,543	121,866	110,886		110,138	106,120		100,000
Bloomberg Long A+ U.S. Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Long A+ U.S. Credit Index (USD)
Account Value	$ 119,645	117,058	115,833	122,159	143,776	143,726	123,200	112,672		111,922	107,822		100,000
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Account Value	$ 120,858	115,070	109,461	107,638	108,317	108,040	104,761	102,088		101,053	100,410		100,000
50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Account Value [Line Items]
Line Graph and Table Measure Name	50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Account Value	$ 127,574	117,219	108,522	107,658	127,933	117,000	115,514	111,175		110,851	99,863		100,000
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. TIPS Index (USD)
Account Value	$ 131,355	122,795	117,856	120,318	117,787	109,725	105,969	103,059		102,524	100,678		100,000
ICE BofA 1-3 Year U.S. Treasury Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index (USD)
Account Value	$ 116,608	110,372	106,715	106,680	109,849	109,571	104,773	101,288		101,304	100,729		100,000
Bloomberg A+ U.S. Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg A+ U.S. Credit Index (USD)
Account Value	$ 122,728	116,479	113,121	115,213	127,286	125,995	113,992	106,572		106,705	104,289		100,000
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. TIPS Index (USD)
Account Value	$ 131,355	122,795	117,856	120,318	117,787	109,725	105,969	103,059		102,524	100,678		100,000
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Account Value	$ 145,523	$ 136,410	$ 126,414	$ 134,241	$ 122,914	$ 104,557	$ 104,251	$ 104,373		$ 100,424	$ 98,293		$ 100,000